Annual Total Returns- Transportation Fund (Class A Class C and Institutional Class) [BarChart] - Class A Class C and Institutional Class - Transportation Fund - Class C	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(11.98%)	16.32%	49.41%	22.06%	(14.69%)	14.19%	21.22%	(20.89%)	21.54%	39.84%